Transactions with Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 29, 2026
Transactions with Related Parties [Abstract]
Payments for working capital purposes	$ (3,144,000)	$ 188,000
Dukeship [Member]
Transactions with Related Parties [Abstract]
Term of bareboat charter	18 months
Related Party [Member] | Seanergy [Member]
Transactions with Related Parties [Abstract]
Payments for working capital purposes	$ 3,144,000	$ 188,000
Related Party [Member] | Seanergy [Member] | Squireship [Member]
Transactions with Related Parties [Abstract]
Purchase price			$ 29,500,000
Related Party [Member] | Seanergy [Member] | Dukeship [Member]
Transactions with Related Parties [Abstract]
Term of bareboat charter	18 months
Related Party [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Parties [Abstract]
Monthly fixed management fee	$ 14,000
Related Party [Member] | Seanergy Shipmanagement [Member] | Exelixsea Maritime Co. [Member]
Transactions with Related Parties [Abstract]
Monthly fixed management fee	$ 11,500